Cover		12 Months Ended
	Aug. 11, 2023	Dec. 31, 2022
Cover [Abstract]
Document Type	8-K	Other
Document Period End Date	Aug. 11, 2023
Entity File Number	001-38495
Entity Registrant Name	Nikola Corporation	Nikola Corporation
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4151153
Entity Address, Address Line One	4141 E Broadway Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85040
City Area Code	480
Local Phone Number	666-1038
Entity Emerging Growth Company	false
Entity Central Index Key	0001731289	0001731289
Document Fiscal Year Focus		2022
Document Fiscal Period Focus		FY
Amendment Flag	false	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false